TAXES BASED ON INCOME (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Current:
U.S. federal tax	$ 1.9	$ (18.7)	$ (8.6)
State taxes	0.3	(2.4)	(1.1)
International taxes	107.3	101.2	78.4
Total	109.5	80.1	68.7
Deferred:
U.S. federal tax	(11.2)	9.5	(6.8)
State taxes	1.3	(9.3)	(1.4)
International taxes	19.2	(0.3)	11.0
Total	9.3	(0.1)	2.8
Provision for income taxes	$ 118.8	$ 80.0	$ 71.5